Accrued Expenses And Other Current Liabilities - Additional Information (Detail)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Oct. 31, 2016 CNY (¥)	Oct. 31, 2016 USD ($)
Accounts Payable and Accrued Liabilities [Line Items]
Funds raised for the development of CrossFire new mobile game	¥ 57,499,910	$ 8,837,574	¥ 57,499,910
Inner Mongolia Culture Assets and Equity Exchange | CrossFire New Mobile Game
Accounts Payable and Accrued Liabilities [Line Items]
Funds raised for the development of CrossFire new mobile game	57,500,000	8,800,000		¥ 57,500,000	$ 8,800,000
Additional funds aimed to be raised for the development of CrossFire new mobile game	¥ 100,000,000	$ 15,400,000